Credit facilities and loans (Details) - Revolving Credit Facility - Line of Credit - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leumi Credit Facility
Line of Credit Facility [Line Items]
Aggregate amount (up to)	$ 35,000
Borrowing base calculation, MRR multiplier			400.00%
Unused capacity commitment fee, percent	0.50%
Deviation percent of actual profit/loss	20.00%
Drawn amount			$ 26,800
Leumi Credit Facility | London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Basis spread	4.00%
SVB Credit Facility
Line of Credit Facility [Line Items]
Aggregate amount (up to)			$ 75,000
Borrowing base calculation, MRR multiplier			600.00%
Unused capacity commitment fee, percent			0.30%
Drawn amount	$ 25,000
Interest rate, stated percent			3.50%
Minimum liquidity requirement			$ 35,000
Proceeds from long-term lines of credit		$ 30,000
SVB Credit Facility | Prime Rate
Line of Credit Facility [Line Items]
Basis spread			0.25%